Income Taxes - Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate (Detail)	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Sep. 30, 2023
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Foreign taxes	18.10%	[1]	16.00%	[2]	14.70%	[3]
Effective income tax rate	18.10%		16.00%		14.70%
GUERNSEY
Schedule of Effective Income Tax Rate Reconciliation [Line Items]
Statutory Guernsey tax rate	0.00%		0.00%		0.00%

[1]	Foreign taxes for the year ended Sep 30, 2025:

In fiscal year 2025, the Company recorded a tax benefit of $18,504 related to the release of prior periods accrued withholding taxes on unremitted earnings accumulated in a certain jurisdiction. The release of the accrued withholding taxes followed the Company’s funding decisions relating to an investment allocation priorities.

Foreign taxes in fiscal year 2025 also included a benefit of $26,842 relating primarily to release of unrecognized tax benefits due to expiration of the periods set forth in statutes of limitations in certain jurisdictions, due to settlements with tax authorities and updated estimations in certain jurisdictions.

[2]	Foreign taxes for the year ended Sep 30, 2024:

In fiscal year 2024, foreign taxes included a total amount of releases of gross unrecognized tax benefits of $81,556, relating primarily to settlements of tax audits, and expiration of the periods set forth in statutes of limitations in certain jurisdictions. Part of the releases amount was offset by an increase in taxes payables, and tax payments, and, as a result, a net benefit of $47,770 was included within income tax expense for fiscal year 2024.

Foreign taxes in fiscal year 2024 also included a recognition of tax benefit of $17,465 resulting from a creation of a deferred tax asset due to a change in measurement following a tax ruling in a certain jurisdiction in which the Company operates.

[3]	Foreign taxes for the year ended Sep 30, 2023:

In fiscal year 2023, the Company recorded a tax benefit of $22,700 related to the release of accrued withholding taxes on unremitted earnings accumulated in Israel. The release of the accrued withholding taxes followed the Company’s funding relating to the acquisition of TEOCO’s service assurance business and the construction of its Israeli campus.

Foreign taxes in fiscal year 2023 also included a benefit of $40,644 relating to release of gross unrecognized tax benefits due to settlements of tax audits and expiration of the periods set forth in statutes of limitations in certain jurisdictions. The majority of the release was offset by tax payments and, as a result, a net benefit of $16,232 was included within income tax expense for fiscal year 2023.

Foreign taxes in fiscal year 2023 also included a recognition of tax benefit of $11,566 resulting from internal structural changes in certain jurisdictions in which the Company operates, a benefit of $9,236 due to a change in measurement of a deferred tax liability following a regulatory clarification, and a benefit of $3,142 relating to changes in tax regulations in certain jurisdictions.

As previously disclosed in the Company’s Annual Report on Form 20-F for fiscal year 2022, the Company's primary Israeli subsidiary has elected, during fiscal year 2022, to pay the reduced corporate tax on all of its “previously exempt earnings” based on a temporary order of the Israeli budget law. Following this election, payment of this tax, was made during fiscal year 2023. The impact of this election on income taxes was already reflected in fiscal year 2022.